Tweedy, Browne International Insider + Value ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Australia - 1.0%
Magellan Financial Group Ltd.	7,560	$47,102
New Hope Corp. Ltd.	12,240	30,633
		77,735

Austria - 3.9%
BAWAG Group AG (a)	1,080	144,616
Erste Group Bank AG	1,296	141,584
		286,200

Belgium - 1.9%
Colruyt Group N.V	1,152	44,299
Umicore SA	3,168	55,691
X-Fab Silicon Foundries SE (a)(b)	6,912	39,428
		139,418

Bermuda - 0.5%
Conduit Holdings Ltd.	7,488	34,047

Canada - 15.9%
Atco Ltd. - Class I	1,584	63,124
Bank of Nova Scotia	1,008	69,924
Canadian Imperial Bank of Commerce	1,080	93,382
Cenovus Energy, Inc.	2,808	50,094
DPM Metals, Inc.	6,480	180,844
Mullen Group Ltd.	5,184	54,198
National Bank of Canada	648	78,342
Nutrien Ltd.	864	50,265
Paramount Resources Ltd. - Class A	2,016	34,724
Parex Resources, Inc.	2,952	39,080
Peyto Exploration & Development Corp.	5,544	88,945
Power Corp. of Canada	1,656	84,314
Stella-Jones, Inc.	1,008	62,819
Tamarack Valley Energy Ltd.	15,408	86,112
Tourmaline Oil Corp.	864	39,767
Whitecap Resources, Inc.	6,552	54,809
Winpak Ltd.	1,512	47,693
		1,178,436

Denmark - 1.1%
Jyske Bank AS	648	80,292

Finland - 0.6%
Kemira Oyj	2,016	45,054

France - 5.0%
Bouygues SA	1,296	64,694
Coface SA	3,096	54,533
Metropole Television SA	3,744	54,391
Sodexo SA	890	47,029
Sopra Steria Group	216	33,009
Teleperformance SE	288	19,797
Television Francaise 1 SA	6,696	64,644
Verallia SA (a)	1,296	35,881
		373,978

Germany - 8.1%
Bayer AG	864	30,563
Brenntag SE	576	33,050
Daimler Truck Holding AG	1,008	42,656
Deutsche Lufthansa AG	4,752	45,601
DHL Group	1,368	71,161
Douglas AG (b)	2,376	34,132
HUGO BOSS AG	1,296	57,536
Mercedes-Benz Group AG	648	43,731
ProSiebenSat.1 Media SE	7,560	42,703
Puma SE	1,728	40,001
SAF-Holland SE (b)	3,744	62,993
Schaeffler AG	7,056	54,528
Stabilus SE	1,656	40,256
		598,911

Hong Kong - 0.9%
Prudential PLC	4,608	66,699

Hungary - 2.0%
MOL Hungarian Oil & Gas PLC	5,585	49,452
OTP Bank Nyrt	942	98,055
		147,507

Italy - 5.3%
BFF Bank SpA (a)(b)	4,680	59,463
Brembo NV	5,328	56,754
Buzzi SpA	792	48,799

MFE-MediaForEurope NV	9,720	46,220
Piaggio & C SpA	18,432	39,909
Pirelli & C SpA (a)	9,144	63,555
Sanlorenzo SpA	1,440	50,795
Zignago Vetro SpA	3,672	30,806
		396,301

Luxembourg - 1.0%
Befesa SA (a)	2,232	71,170

Netherlands - 1.0%
AMG Critical Materials NV	1,152	35,343
Fugro NV	3,816	38,456
		73,799

Norway - 0.9%
DNB Bank ASA	2,592	69,295

Philippines - 0.5%
Semirara Mining & Power Corp.	82,000	40,689

Portugal - 0.6%
Altri SGPS SA	8,784	46,478

Singapore - 3.7%
First Resources Ltd.	40,186	64,194
Hafnia Ltd.	9,792	58,654
UMS Integration Ltd.	54,193	58,130
United Overseas Bank Ltd.	2,106	55,224
Wilmar International Ltd.	14,050	35,129
		271,331

South Africa - 1.9%
MTN Group Ltd.	6,912	63,775
Sibanye Stillwater Ltd. (b)	23,256	75,947
		139,722

South Korea - 9.2%
DB Insurance Co. Ltd.	767	64,931
Hana Financial Group, Inc.	1,064	67,501
Hyundai Glovis Co. Ltd.	701	78,363
Innocean Worldwide, Inc.	4,052	49,953
KB Financial Group, Inc.	795	67,464
KT Corp. - ADR	4,320	79,315
KT&G Corp.	617	61,043
LG Electronics, Inc.	443	25,785
LG H&H Co. Ltd.	133	25,006
LG Innotek Co. Ltd.	214	34,487
LG Uplus Corp.	6,559	67,167
Samsung Electronics Co. Ltd.	925	63,212
		684,227

Spain - 6.2%
Acciona SA	288	57,780
Acerinox SA	4,464	63,038
Banco Santander SA	10,728	115,059
Bankinter SA	6,048	95,161
Gestamp Automocion SA (a)	19,800	68,282
Repsol SA	3,168	58,742
		458,062

Sweden - 7.4%
Billerud Aktiebolag	5,472	54,105
Boliden AB (b)	1,656	79,247
Intrum AB (b)	6,048	24,951
Norion Bank AB (b)	11,160	76,125
Skandinaviska Enskilda Banken AB - Class A	3,672	73,061
SKF AB - Class B	2,160	56,510
Svenska Handelsbanken AB - Class A	5,184	71,875
Volvo AB - Class B	2,160	64,701
Volvo Car AB (b)	13,896	46,408
		546,983

United Kingdom - 19.2%
B&M European Value Retail SA	24,761	55,359
Beazley PLC	6,624	69,926
Berkeley Group Holdings PLC	864	42,956
Breedon Group PLC	10,080	43,845
British American Tobacco PLC	1,440	84,270
Burberry Group PLC (b)	6,624	99,913
CNH Industrial NV	4,536	42,775
Computacenter PLC	1,440	56,612
Domino's Pizza Group PLC	21,387	49,458
Drax Group PLC	6,552	64,439
GSK PLC	2,448	58,036
Howden Joinery Group PLC	4,824	53,702
IG Group Holdings PLC	4,896	73,557
Inchcape PLC	4,608	46,997
JD Sports Fashion PLC	22,392	22,900
JET2 PLC	3,528	65,660
Johnson Matthey PLC	2,808	73,967
OSB Group PLC	11,160	84,572
Persimmon PLC	3,024	53,438
Pets at Home Group PLC	16,848	49,421
Shell PLC	1,512	55,710
TORM PLC - Class A	2,448	52,412
Vodafone Group PLC	56,520	70,341
Watches of Switzerland Group PLC (a)(b)	8,280	52,675
		1,422,941
TOTAL COMMON STOCKS (Cost $7,057,724)		7,249,275

PREFERRED STOCKS - 1.0%	Shares	Value
Germany - 1.0%
Dr Ing hc F Porsche AG (a)	504	26,106
Volkswagen AG	432	49,315
TOTAL PREFERRED STOCKS (Cost $74,160)		75,421

TOTAL INVESTMENTS - 98.8% (Cost $7,131,884)		7,324,696
Other Assets in Excess of Liabilities - 1.2%		90,256
TOTAL NET ASSETS - 100.0%		$7,414,952

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
ASA – Advanced Subscription Agreement

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $561,176 or 7.6% of the Fund’s net assets.

(b)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Tweedy Browne International Insider Plus Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,249,275	$–	$–	$7,249,275
Preferred Stocks	75,421	–	–	75,421
Total Investments	$7,324,696	$–	$–	$7,324,696

Refer to the Schedule of Investments for further disaggregation of investment categories.